Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
C000234213_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.72%
C000234213_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.96%
C000227886_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.72%
C000227886_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.12%)
C000201027_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.72%
C000201027_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.17%)
C000201027_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.25%
C000234213_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.40%
C000234213_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%
C000234213_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%
C000234213_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%
C000234213_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.36%
C000234213_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%
C000227886_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%
C000227886_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.42%
C000227886_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%
C000227886_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000227886_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%
C000227886_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.78%
C000201027_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.31%
C000201027_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.28%
C000201027_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.80%
C000201027_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%
C000201027_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.52%
C000201027_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%